Supplemental Cash Flow Information - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reclassifications or changes in presentation [line items]
Effect of foreign exchange on cash and cash equivalents	$ (25,194)	$ (5,538)
Deposits	(3,183)	(34,075)
Foreign exchange (gain) loss	3,420	9,707
Increase (decrease) in working capital	(397)	$ (7,593)
Impacts of Foreign Exchange on Intercompany Balances to Foreign Exchange on Cash and Cash Equivalents
Disclosure of reclassifications or changes in presentation [line items]
Effect of foreign exchange on cash and cash equivalents	100
Deposits	4,100
Foreign exchange (gain) loss	(3,500)
Increase (decrease) in working capital	$ 700